Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Trade and other payables [abstract]
Accounts payable and accrued liabilities	$ 20,497,131	$ 19,754,628
Other taxation and social security payable	155,054	114,590
Deferred income	12,880	15,299
Total trade and other payables	$ 20,665,065	$ 19,884,517